Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policy
The CPC has established an equity award grant policy (the “Equity Award Grant Policy”) which describes the Company’s delegated authority to grant equity awards, codifies pre-existing
equity award practices, and establishes standardized schedules for granting equity awards, including RSUs, shares of restricted stock, Performance Units, SARs and options. Under the Equity Award Grant Policy, annual equity awards, including the Company’s annual SAR, RSU and Performance Units awards, are typically granted in the first quarter of the year and will generally have a grant date of the second trading day following the filing of the Company’s Form
10-K
.
Any
off-cycle
or equity awards for promotions, new hires, rewards or recognition will generally have a grant date of the 15th day of March, May, June, August, September, November or December that first follows the day the award is approved. The CPC’s objective in adopting the Equity Award Grant Policy was to establish standard, predetermined practices to avoid any actual or perceived market timing of equity awards and to formally establish policies and practices with respect to equity award grants. The CPC may, however, modify or make exceptions to the general timing parameters in the Equity Award Grant Policy based on special circumstances, the needs of the business or other appropriate considerations. The CPC did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including SARs and options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, no stock option or SAR award was granted to any named executive officer within a period starting four business days before, and ending one business day after, the filing or furnishing of a Form
10-Q,
10-K
or
8-K
that discloses material
non-public
information.

Award Timing Method	Under the Equity Award Grant Policy, annual equity awards, including the Company’s annual SAR, RSU and Performance Units awards, are typically granted in the first quarter of the year and will generally have a grant date of the second trading day following the filing of the Company’s Form
10-K
.
Any
off-cycle
or equity awards for promotions, new hires, rewards or recognition will generally have a grant date of the 15th day of March, May, June, August, September, November or December that first follows the day the award is approved.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Under the Equity Award Grant Policy, annual equity awards, including the Company’s annual SAR, RSU and Performance Units awards, are typically granted in the first quarter of the year and will generally have a grant date of the second trading day following the filing of the Company’s Form
10-K
.
Any
off-cycle
or equity awards for promotions, new hires, rewards or recognition will generally have a grant date of the 15th day of March, May, June, August, September, November or December that first follows the day the award is approved.
MNPI Disclosure Timed for Compensation Value	false